Property, plant, equipment and development costs - Discount Rate (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Uchucchacua
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Post-Tax discount rate		12.04%	12.52%
Tambomayo
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Post-Tax discount rate	12.73%	12.04%
Julcani
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Post-Tax discount rate		12.04%
Orcopampa
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Post-Tax discount rate	12.73%		12.52%
El Brocal
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Post-Tax discount rate	15.66%	14.78%	16.58%
Rio Seco
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Post-Tax discount rate		15.06%	16.34%
La Zanja
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Post-Tax discount rate	15.18%	14.18%	14.08%